STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 17,672	$ 99		$ 206,325	$ 5,367	$ (194,119)
Balance, shares at Dec. 31, 2012		36,590,478
Options exercised by employees	5,631	5		5,626
Options exercised by employees, shares		1,786,473
Issuance of shares, net	19,704	7		19,697
Issuance of shares, net, shares		2,625,162
Stock-based compensation of options granted to employees and directors	3,379			3,379
Stock-based compensation of options and warrants granted to non-employees	164			164
Classification of liability with respect to outstanding options to non-employee to equity	160			160
Other comprehensive loss	(739)				(739)
Net loss	(14,083)					(14,083)
Balance at Dec. 31, 2013	31,888	111		235,351	4,628	(208,202)
Balance, shares at Dec. 31, 2013	41,002,113	41,002,113
Options exercised by employees	860		[1]	860
Options exercised by employees, shares		203,125
Issuance of shares, net	70,718	21		70,697
Issuance of shares, net, shares		7,263,090
Stock-based compensation of options granted to employees and directors	1,444			1,444
Stock-based compensation of options and warrants granted to non-employees	179			179
Other comprehensive loss	(2,743)				(2,743)
Net loss	(4,217)					(4,217)
Balance at Jun. 30, 2014	$ 98,129	$ 132		$ 308,531	$ 1,885	$ (212,419)
Balance, shares at Jun. 30, 2014	48,468,328	48,468,328

[1]	Represent an amount lower than $ 1